Basis of presentation and accounting policies (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Abafor S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
ACI Airport Sudamerica S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
ACI Airports Italia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
America International Airports LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Cargo & Logistics S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	81.49%	81.49%	81.49%
CASA Aeroportuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]		99.98%	99.98%
Cedicor S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Cerealsur S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Corporacion Aeroportuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.98%	99.98%	99.98%
Corporacion America Italia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		75.00%	75.00%	100.00%
Corporacion America S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		95.37%	95.37%	95.37%
Corporacion America Sudamericana S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		94.69%	94.69%	94.69%
DICASA Spain S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
GOFI Investments S.L
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	0.00%	0.00%	100.00%
Inframerica Participacoes S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	99.97%	99.96%	99.96%
Yokelet S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
ACI do Brasil S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%	99.99%	0.00%
Aerocombustibles Argentinos S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		92.98%	92.98%	92.98%
Aeropuerto de Bahia Blanca S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		81.06%	81.06%	81.06%
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3]	81.29%	81.29%	81.29%
Aeropuertos del Neuquen S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		74.10%	74.10%	74.10%
Armenia International Airports CJSC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
C.A.I.S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		76.29%	76.29%	76.29%
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.98%	50.98%	50.98%
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.98%	99.98%	99.97%
Paoletti America S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[4]	40.65%	40.65%	40.65%
Puerta del Sur S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Servicios y Tecnologia Aeroportuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		81.39%	81.39%	81.39%
TCU S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[5]	49.99%	49.99%	49.99%
Texelrio S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		56.91%	56.91%	56.91%
Toscana Aeroporti S.p.a.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[6],[7],[8]	46.71%	46.71%	51.13%
Villalonga Furlong S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		81.50%	81.50%	81.50%

[1]	These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.
[2]	This company was dissolved on March 15, 2018.
[3]	Includes a 9.35% direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011. This participation is subject to the authorization by the ORSNA pursuant to section 7.2 of the Argentine Concession Agreement. As of the date of issuance of these Consolidated Financial Statements, the ORSNA has not issued any resolution approving or rejecting the aforementioned transaction. While this approval is pending, all economic and political rights pertaining to the shares, including all distributed dividends, have been assigned to Cedicor S.A.
[4]	The group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[5]	The group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[6]	The group Toscana Aeroporti S.p.A. has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l., Toscana Aeroporti Handling S.r.l. and Vola S.r.l
[7]	The group has control over this company based on having a majority stake in Corporación América Italia S.A. that has 62.28% of ownership of Toscana Aeroporti S.p.A., power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[8]	The group has control over this company based on having a majority stake in Corporación América Italia S.A. that has 62.28% of ownership of Toscana Aeroporti S.p.A., power to direct the process of setting of financial and operating policies and execute the operational management of such Company.(8) The group Toscana Aeroporti S.p.A. has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l., Toscana Aeroporti Handling S.r.l. and Vola S.r.l.